Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - USD ($) $ in Thousands		Mar. 31, 2020	Mar. 31, 2019
Other Long-term Liabilities
Deferred revenue	[1]	$ 7,793	$ 13,271
Employee benefit obligation		465	627
Other long-term liabilities		8,258	13,898
Discount on long-term advances from customers		$ 1,925	$ 458

[1]	Includes significant discounting on long-term advances from customers